SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	May 04, 2023	Sep. 17, 2021	Sep. 30, 2024	Dec. 14, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 03, 2024	Apr. 02, 2024	Jun. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Authorized share capital					$ 50,000
Shares authorized					500,000,000
Per share					$ 0.0001
Common Stock, Shares Authorized					425,262,873	50,000,000	50,000,000			425,262,873
Preferred stock, shares authorized					74,737,127					74,737,127
Common stock, shares issued					75,409,060	2,032,000	1,725,000			75,409,060
Common stock, shares outstanding					75,409,060	2,032,000	1,725,000			75,409,060
Preferred stock, shares issued					74,737,127					74,737,127
Preferred stock, shares outstanding					74,737,127					74,737,127
Preferred shares, conversion basis					The preferred share conversion price shall initially be the applicable preferred share issue price, resulting in an initial conversion ratio for the preferred shares of 1:1, and shall be subject to adjustment and readjustment from time to time as hereinafter provided.
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.001	$ 0.001			$ 0.0001
Golden Star Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Per share								$ 10.86	$ 10.60
Common Stock, Shares Authorized			50,000,000			50,000,000	50,000,000
Common stock, shares issued			2,032,000			2,032,000
Common stock, shares outstanding			2,032,000			2,032,000	1,725,000
Common Stock, Par or Stated Value Per Share			$ 0.001			$ 0.001	$ 0.001
Number of shares forfeiture							$ 225,000
Sale of units in initial public offering	6,000,000
Ordinary shares subject to possible redemption, shares	6,900,000
Temporary equity, shares issued			2,502,021			6,900,000
Temporary equity, shares outstanding			2,502,021			6,900,000
Golden Star Acquisition Corporation [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	307,000		307,000			307,000
Golden Star Acquisition Corporation [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		2,875,000		1,150,000
Sale of units in initial public offering, amount		$ 25,000